Accrued Expenses (Tables)	12 Months Ended
Dec. 29, 2016
Accrued Expenses
Schedule of accrued expenses

Accrued expenses consist of the following (in thousands):

	Year Ended December 31, 2015	Year Ended December 29, 2016
Accrued incentive compensation	$9,236	$14,799
Accrued legal fees	183	13,642
Other	26,422	33,064

Accrued expenses	$35,841	$61,505